Income Taxes - Schedule of Operating Loss Carryforward (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 149,669
SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	130,075
Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3,380
France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	14,396
UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	35
Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	63
Gibraltar
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	4
India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	931
Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3
USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	782
Tax Year 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	24,359
Tax Year 2023 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	9,710
Tax Year 2023 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	197
Tax Year 2023 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	14,396
Tax Year 2023 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	28
Tax Year 2023 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	24
Tax Year 2023 | Gibraltar
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	4
Tax Year 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,779
Tax Year 2024 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	5,594
Tax Year 2024 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,144
Tax Year 2024 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	2
Tax Year 2024 | Saudi Arabia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	39
Tax Year 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	11,500
Tax Year 2025 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	10,248
Tax Year 2025 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,173
Tax Year 2025 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1
Tax Year 2025 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	78
Tax Year 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,361
Tax Year 2026 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	6,048
Tax Year 2026 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1
Tax Year 2026 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	312
Tax Year 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	21,166
Tax Year 2027 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	20,921
Tax Year 2027 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	2
Tax Year 2027 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	240
Tax Year 2027 | Vietnam
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	3
Tax Year 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	25,950
Tax Year 2028 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	25,803
Tax Year 2028 | UK
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1
Tax Year 2028 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	146
Tax Year 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	51,823
Tax Year 2029 | SWITZERLAND
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	51,751
Tax Year 2029 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	72
Tax Year 2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	54
Tax Year 2030 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	54
Tax Year 2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	51
Tax Year 2031 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	22
Tax Year 2031 | India
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	29
Tax Year 2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	43
Tax Year 2032 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	22
Tax Year 2032 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	21
Tax Year 2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	66
Tax Year 2033 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	66
Tax Year 2034
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	76
Tax Year 2034 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	76
Tax Year 2035
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	333
Tax Year 2035 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	86
Tax Year 2035 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	247
Tax Year 2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	176
Tax Year 2036 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	176
Tax Year 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	257
Tax Year 2037 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	98
Tax Year 2037 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	159
Tax Year 2038
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	155
Tax Year 2038 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	155
Tax Year 2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	385
Tax Year 2039 | Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	165
Tax Year 2039 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	220
Tax Year 2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	90
Tax Year 2040 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	90
Tax Year 2042
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	45
Tax Year 2042 | USA
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 45